Segment and Geographic Area Information - Schedule of Segment Reporting Information to Consolidated Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Assets	$ 11,179	$ 10,519
Cash and cash equivalents	742	564
Corporate fixed assets, net	2,593	2,386
Operating segments
Assets:
Assets	10,410	9,913	$ 9,816
Corporate
Assets:
Cash and cash equivalents	742	564
Deferred income taxes	40	36
Corporate fixed assets, net	77	83
Accounts receivable securitization	(250)	(250)
Other	$ 160	$ 173